Net loss per share (Details) - Schedule of earnings per share, basic and diluted - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net loss for the period from February 13, 2023 through March 31, 2023	$ (17,696)
Less: Net loss attributable to redeemable noncontrolling interests for the period from February 13, 2023 through March 31, 2023	(8,336)
Net loss for the period from February 13, 2023 through March 31, 2023 attributable to the Company	(9,360)
Less: Cumulative preferred dividends	(328)
Net loss for the period from February 13, 2023 through March 31, 2023 attributable to Class A common shareholders	$ (9,688)
Denominator
Weighted-average shares of Class A common stock outstanding (in Shares)	15,224,378		122,501,241	122,500,000
Loss per share of Class A common stock – basic and diluted (in Dollars per share)			$ (0.05)	$ (0.29)
Class A Common Stock [Member]
Denominator
Weighted-average shares of Class A common stock outstanding (in Shares)	15,224,378
Loss per share of Class A common stock – basic and diluted (in Dollars per share)	$ (0.64)